Stockholders’ equity (Tables)	3 Months Ended
Mar. 31, 2023
Equity [Abstract]
Schedule of Share- based Payment Arrangement, Warrant Activity

A summary of warrant activity for the quarter ended March 31, 2023 are as follows:

	Number of warrants	Exercise price	Expiry date
Outstanding, December 31, 2022	230,000	CAD$0.98	April 3, 2023

Granted	-	-

Outstanding March 31, 2023	230,000	CAD$0.98

Schedule of Fair Value of Warrants Assumptions

	March 31, 2023	December 31, 2022
Exercise price	CAD$0.98	CAD$0.98
Stock price	CAD$0.25	CAD$0.35
Expected term	3 days	0.25 years
Expected dividend yield	-	-
Expected stock price volatility	97.90%	77.46%
Risk-free interest rate	3.12%	3.55%

Schedule of Share-based Payment Arrangement, Option, Activity

	Number of options	Weighted average exercise price
Outstanding, December 31, 2021	6,870,150	$0.48

Granted	2,550,000	0.40
Expired	(506,150)	(0.40)
Cancelled	(285,600)	(0.48)

Outstanding, December 31, 2022	8,629,000	$0.43

Granted	1,885,000	0.30
Cancelled	(130,000)	(0.52)

Outstanding March 31, 2023	10,384,000	$0.39

Schedule of Share-based Payment Arrangement, Option, Exercise Price Range

The following table summarizes information concerning outstanding and exercisable stock options at March 31, 2023:

Exercise prices per share	Number outstanding	Number exercisable	Expiry date
CAD$0.30	1,885,000	37,700	February 21, 2028
CAD$0.45	2,030,400	1,010,112	June 30, 2025
CAD$0.50	829,600	458,300	February 1, 2026
CAD$0.50	2,395,000	670,600	February 1, 2027
CAD$0.54	713,000	713,000	June 4, 2023
CAD$0.66	200,000	80,000	July 12, 2026
US$0.50	1,275,000	1,275,000	June 4, 2023
CAD$1.02	1,056,000	489,000	April 6, 2026
	10,384,000	4,733,712